Union Assessments (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Union Assessments
During the three and six months ended June 30, 2020 and 2019, the Company incurred the following union assessments.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Pension fund	$67,676	$64,816	$140,846	$146,257
Welfare fund	152,234	198,668	366,263	453,982
National employees benefit fund	15,235	18,973	35,753	44,587
Joint apprenticeship and training committee	2,369	2,764	5,210	6,452
401(k) matching	19,502	8,097	19,502	16,832
Total	$257,016	$293,318	$567,574	$668,110

During the years ended December 31, 2019 and 2018, the Company incurred the following union assessments.

	December 31, 2019	December 31, 2018

Pension fund	$374,020	$300,962
Welfare fund	1,192,831	930,961
National employees benefit fund	131,982	97,316
Joint apprenticeship and training committee	17,829	11,637
401(k) matching	38,521	37,254
Total	$1,755,183	$1,378,130

Schedule of Significant Multiemployer Pension Plans
Details of significant multiemployer pension plans as of and for the periods indicated, based upon information available to the Company from plan administrators as well as publicly available information on the U.S. Department of Labor website, are provided in the following table:

			Contributions
			For the Years Ended December 31,			Pension Protection Act Zone Status
Multiemployer Pension Plan	Employer Identification Number	Plan Number	2019	2018	Expiration Date of CBA	2019	As of	2018	As of	FIP/RP Status	Surcharge
National Electrical Benefit Fund	53-0181657	1	131,982	97,316	5/31/2022	Green	12/31/2018	Green	12/31/2017	NA	No
Total multiemployer pension plan contributions			$131,982	$97,316